Schedule of Investments - InfraCap REIT Preferred ETF

July 31, 2020 (unaudited)

Security Description	Shares	Value
PREFERRED STOCKS - 98.4%
Financials - 38.1%
AG Mortgage Investment Trust, Inc., Series C, 8.00%	11,968	$176,648
AGNC Investment Corp., Series C, 7.00%	34,149	803,526
AGNC Investment Corp., Series D, 6.88%	24,696	560,352
AGNC Investment Corp., Series E, 6.50%	42,267	960,306
Annaly Capital Management, Inc., Series D, 7.50%	48,330	1,213,083
Annaly Capital Management, Inc., Series F, 6.95%	75,700	1,699,465
Annaly Capital Management, Inc., Series G, 6.50%	44,655	951,598
Annaly Capital Management, Inc., Series I, 6.75%	46,496	1,051,275
Apollo Global Management, Inc., Series A, 6.38%	28,779	773,580
Apollo Global Management, Inc., Series B, 6.38%	31,393	864,249
Arch Capital Group Ltd., Series F, 5.45%	34,486	908,361
Capstead Mortgage Corp., Series E, 7.50%	27,166	621,830
Chimera Investment Corp., Series A, 8.00%	15,265	351,095
Chimera Investment Corp., Series B, 8.00%	34,256	698,480
Chimera Investment Corp., Series C, 7.75%	27,398	537,001
Chimera Investment Corp., Series D, 8.00%	21,092	426,691
Exantas Capital Corp., 8.63%	12,490	163,619
Invesco Mortgage Capital, Inc., Series A, 7.75%	14,749	339,375
Invesco Mortgage Capital, Inc., Series B, 7.75%	16,408	348,506
Invesco Mortgage Capital, Inc., Series C, 7.50%	30,223	633,172
MFA Financial, Inc., 8.00%	10,818	252,276
MFA Financial, Inc., Series B, 7.50%	21,560	465,696
New Residential Investment Corp., Series A, 7.50%	16,819	366,822
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
New Residential Investment Corp., Series B, 7.13%	30,644	$620,847
New York Mortgage Trust, Inc., Series D, 8.00%	16,580	329,942
PennyMac Mortgage Investment Trust, Series A, 8.13%	12,123	293,983
PennyMac Mortgage Investment Trust, Series B, 8.00%	20,563	496,596
Ready Capital Corp., 6.20%	11,057	227,442
Two Harbors Investment Corp., Series A, 8.13%	15,554	341,877
Two Harbors Investment Corp., Series B, 7.63%	31,087	647,542
Two Harbors Investment Corp., Series C, 7.25%	31,853	636,104
Two Harbors Investment Corp., Series E, 7.50%	21,572	466,171
Total Financials		19,227,510
Real Estate - 60.3%
American Finance Trust, Inc., Series A, 7.50%	18,731	436,432
American Homes 4 Rent, Series D, 6.50%	28,149	735,533
American Homes 4 Rent, Series E, 6.35%	24,080	627,284
American Homes 4 Rent, Series F, 5.88%	16,210	427,134
American Homes 4 Rent, Series G, 5.88%	12,026	312,676
American Homes 4 Rent, Series H, 6.25%	12,033	331,629
Ashford Hospitality Trust, Inc., Series F, 7.38%	12,490	57,579
Ashford Hospitality Trust, Inc., Series G, 7.38%	16,134	70,990
Ashford Hospitality Trust, Inc., Series H, 7.50%	9,887	43,735
Ashford Hospitality Trust, Inc., Series I, 7.50%	14,050	61,539
Bluerock Residential Growth REIT, Inc., Series A, 8.25%	15,064	374,642
Brookfield Property Partners LP, Series A-1, 6.50%	19,466	390,293

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

July 31, 2020 (unaudited)

Security Description	Shares	Value
PREFERRED STOCKS (continued)
Real Estate (continued)
Brookfield Property Partners LP, Series A2, 6.38%	26,133	$509,332
Brookfield Property REIT, Inc., Series A, 6.38%	26,396	430,255
Cedar Realty Trust, Inc., Series C, 6.50%	13,290	232,708
Colony Capital, Inc., Series H, 7.13%	31,885	637,381
Colony Capital, Inc., Series I, 7.15%	38,216	755,148
Colony Capital, Inc., Series J, 7.13%	34,907	684,177
Digital Realty Trust, Inc., Series J, 5.25%	20,884	554,888
Digital Realty Trust, Inc., Series K, 5.85%	21,948	599,180
Diversified Healthcare Trust, 5.63%	37,534	679,741
Diversified Healthcare Trust, 6.25%	26,216	490,239
EPR Properties, Series G, 5.75%	15,782	267,663
Farmland Partners, Inc., Series B, 6.00%	15,640	373,170
Federal Realty Investment Trust, Series C, 5.00%	15,660	400,739
Global Net Lease, Inc., Series A, 7.25%	18,294	452,411
iStar, Inc., Series I, 7.50%	13,160	317,946
Kimco Realty Corp., Series L, 5.13%	23,510	572,469
Kimco Realty Corp., Series M, 5.25%	27,641	677,481
Monmouth Real Estate Investment Corp., Series C, 6.13%	41,089	1,032,156
National Retail Properties, Inc., Series F, 5.20%	36,056	886,256
National Storage Affiliates Trust, Series A, 6.00%	22,811	611,791
Office Properties Income Trust, 5.88%	32,518	814,901
Pebblebrook Hotel Trust, Series C, 6.50%	13,250	276,925
Pebblebrook Hotel Trust, Series D, 6.38%	13,250	267,120
Pebblebrook Hotel Trust, Series F, 6.30%	15,612	318,016
PS Business Parks, Inc., Series W, 5.20%	19,816	516,207
PS Business Parks, Inc., Series X, 5.25%	24,023	624,838
PS Business Parks, Inc., Series Y, 5.20%	20,885	548,022
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Public Storage, Series B, 5.40%	12,460	$321,717
Public Storage, Series C, 5.13%	8,301	216,988
Public Storage, Series D, 4.95%	13,485	347,913
Public Storage, Series E, 4.90%	14,521	374,787
Public Storage, Series F, 5.15%	11,620	306,768
Public Storage, Series G, 5.05%	12,446	333,553
Public Storage, Series H, 5.60%	11,833	337,359
Public Storage, Series I, 4.88%	13,330	363,376
Public Storage, Series W, 5.20%	21,073	533,568
Public Storage, Series X, 5.20%	9,342	237,287
QTS Realty Trust, Inc., Series A, 7.13%	11,215	305,497
Rexford Industrial Realty, Inc., Series C, 5.63%	9,014	232,111
Saul Centers, Inc., Series E, 6.00%	11,528	265,144
SITE Centers Corp., Series A, 6.38%	18,361	420,834
SITE Centers Corp., Series K, 6.25%	15,735	365,839
Spirit Realty Capital, Inc., Series A, 6.00%	18,050	455,763
Summit Hotel Properties, Inc., Series E, 6.25%	16,928	316,384
Sunstone Hotel Investors, Inc., Series E, 6.95%	12,071	289,704
Taubman Centers, Inc., Series J, 6.50%	20,234	437,056
Taubman Centers, Inc., Series K, 6.25%	18,020	391,935
UMH Properties, Inc., Series C, 6.75%	25,610	627,445
Urstadt Biddle Properties, Inc., Series K, 5.88%	11,757	255,715
VEREIT, Inc., Series F, 6.70%	80,905	2,081,686
Vornado Realty Trust, Series K, 5.70%	31,378	756,210
Vornado Realty Trust, Series L, 5.40%	31,368	723,032
Vornado Realty Trust, Series M, 5.25%	33,391	764,654
Total Real Estate		30,462,951
TOTAL INVESTMENTS - 98.4%
(Cost $50,038,590)		49,690,461
Other Assets in Excess of Liabilities - 1.6%		793,891
Net Assets - 100.0%		$50,484,352

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

July 31, 2020 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$49,690,461	$—	$—	$49,690,461
Total	$49,690,461	$—	$—	$49,690,461